UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            September 30, 2002
                                                ------------------------------

Check here if Amendment  [  ]; Amendment Number:
                                                 -----------------------------
    This Amendment (Check only one.):       [  ]  is a restatement.
                                            [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Wallace R. Weitz
           ------------------------------------------------
Address:        Wallace R. Weitz & Co.
           ------------------------------------------------
                One Pacific Place, Suite 600
           ------------------------------------------------
                1125 South 103 Street
           ------------------------------------------------
                Omaha, Nebraska  68124-6008
           ------------------------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Wallace R. Weitz
          -------------------------------------------------
Title:         President
          -------------------------------------------------
Phone:         402-391-1980
          -------------------------------------------------

Signature, Place, and Date of Signing:


  /s/ Wallace R. Weitz          Omaha, Nebraska              November 6, 2002
--------------------------    --------------------------    ------------------
  Signature                     City, State                  Date


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Report Type  (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               ------------------------------

Form 13F Information Table Entry Total:           72
                                               ------------------------------

Form 13F Information Table Value Total:        $4,619,146
                                               ------------------------------
                                                                  (thousands)


List of Other Included Managers:  None

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WALLACE R. WEITZ & COMPANY               30-Sep-02
13F FILE NO. 28-3062

                                         FORM 13F INFORMATION TABLE



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           COLUMN 1              COLUMN 2           COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7   COLUMN 8
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                                                                 VALUE       SHRS OR  SH/  PUT/   INVESTMENT   OTHER       VOTING
        NAME OF ISSUER         TITLE OF CLASS         CUSIP     (X$1000)     PRN AMT  PRN  CALL   DISCRETION   MANAGERS   AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------


LORAL SPACE & COMMUNICATIONS      COM              G56462107        685       2,536,900 SH           Sole        N/A        Sole
AT&T CORP                         COM              001957109      7,807         650,000 SH           Sole        N/A        Sole
AT&T WIRELESS SVCS INC            COM              00209A106     17,793       4,318,619 SH           Sole        N/A        Sole
ALLTEL CORP                       COM              020039103    150,837       3,758,700 SH           Sole        N/A       Shared
AMERICAN EXPRESS CO               COM              025816109      6,236         200,000 SH           Sole        N/A        Sole
AMERICREDIT CORP                  COM              03060R101      8,527       1,056,600 SH           Sole        N/A        Sole
ARCHSTONE SMITH TR                COM              039583109     86,221       3,610,605 SH           Sole        N/A       Shared
AVALONBAY CMNTYS INC              COM              053484101     17,334         414,700 SH           Sole        N/A        Sole
BERKSHIRE HATHAWAY INC DEL        CL A             084670108    186,302           2,521 SH           Sole        N/A       Shared
BERKSHIRE HATHAWAY INC DEL        CL B             084670207    255,004         103,450 SH           Sole        N/A        Sole
BIG LOTS INC                      COM              089302103      2,131         134,600 SH           Sole        N/A        Sole
CAPITAL AUTOMOTIVE REIT           COM SH BEN INT   139733109     22,997         920,600 SH           Sole        N/A        Sole
CAPITAL ONE FINL CORP             COM              14040H105     13,992         400,700 SH           Sole        N/A        Sole
CATELLUS DEV CORP                 COM              149111106    116,045       6,289,700 SH           Sole        N/A        Sole
CENTENNIAL COMMUNCTNS CORP N      CL A NEW         15133V208      8,999       3,103,127 SH           Sole        N/A        Sole
CHARTER COMMUNICATIONS INC D      NOTE 5.750%10/1  16117MAB3      4,388       9,000,000 PRN          Sole        N/A        Sole
CHARTER COMMUNICATIONS INC D      CL A             16117M107     76,188      40,961,209 SH           Sole        N/A       Shared
CITIZENS COMMUNICATIONS CO        COM              17453B101    187,189      27,609,000 SH           Sole        N/A       Shared
COMCAST CORP                      CL A SPL         200300200    272,621      13,069,100 SH           Sole        N/A       Shared
COSTAR GROUP INC                  COM              22160N109      1,413          78,500 SH           Sole        N/A        Sole
COUNTRYWIDE CR INDS INC DEL       COM              222372104    208,964       4,431,900 SH           Sole        N/A        Sole
COUSINS PPTYS INC                 COM              222795106      1,150          50,000 SH           Sole        N/A        Sole
COX COMMUNICATIONS INC NEW        CL A             224044107        492          20,000 SH           Sole        N/A        Sole
D R HORTON INC                    COM              23331A109      5,586         300,000 SH           Sole        N/A        Sole
DAILY JOURNAL CORP                COM              233912104      2,870         114,800 SH           Sole        N/A        Sole
EQUITY OFFICE PROPERTIES TRU      COM              294741103      1,807          70,000 SH           Sole        N/A       Shared
EXTENDED STAY AMER INC            COM              30224P101     34,501       2,716,600 SH           Sole        N/A        Sole
FEDERAL HOME LN MTG CORP          COM              313400301      4,332          77,500 SH           Sole        N/A        Sole
FEDERAL NATL MTG ASSN             COM              313586109     23,899         401,400 SH           Sole        N/A        Sole
FOREST CITY ENTERPRISES INC       CL A             345550107     38,600       1,187,700 SH           Sole        N/A        Sole
GABELLI GLOBAL MULTIMEDIA TR      COM              36239Q109      1,029         183,118 SH           Sole        N/A        Sole
GREENPOINT FINL CORP              COM              395384100    148,352       3,554,200 SH           Sole        N/A        Sole
HANOVER CAP MTG HLDGS INC         COM              410761100      5,482         751,000 SH           Sole        N/A        Sole
HARRAHS ENTMT INC                 COM              413619107      6,267         130,000 SH           Sole        N/A        Sole
HILTON HOTELS CORP                COM              432848109    200,715      17,637,500 SH           Sole        N/A       Shared
HOST MARRIOTT CORP NEW            COM              44107P104    252,295      27,187,000 SH           Sole        N/A       Shared
INSIGHT COMMUNICATIONS INC        CL A             45768V108     74,088       8,026,845 SH           Sole        N/A       Shared
INSURANCE AUTO AUCTIONS INC       COM              457875102     17,423       1,153,000 SH           Sole        N/A        Sole
INTELLIGENT SYS CORP NEW          COM              45816D100        864         525,266 SH           Sole        N/A        Sole
INTERPUBLIC GROUP COS INC         COM              460690100     11,888         750,000 SH           Sole        N/A        Sole
KROGER CO                         COM              501044101      4,230         300,000 SH           Sole        N/A        Sole
LABOR READY INC                   COM NEW          505401208     15,476       2,448,800 SH           Sole        N/A        Sole
LEVEL 3 COMMUNICATIONS INC        COM              52729N100      8,322       2,139,290 SH           Sole        N/A        Sole
LIBERTY MEDIA CORP NEW            COM SER A        530718105    342,284      47,671,880 SH           Sole        N/A       Shared
LINCARE HLDGS INC                 COM              532791100      8,101         261,000 SH           Sole        N/A        Sole
LYNCH CORP                        COM              551137102        528          55,000 SH           Sole        N/A        Sole
LYNCH INTERACTIVE CORP            COM              551146103      2,636         103,000 SH           Sole        N/A        Sole
MAIL-WELL INC                     COM              560321200     13,412      12,896,600 SH           Sole        N/A        Sole
NOVASTAR FINL INC                 COM              669947400     57,382       2,626,162 SH           Sole        N/A        Sole
ORBITAL SCIENCES CORP             COM              685564106      2,081         612,100 SH           Sole        N/A        Sole
ORBITAL SCIENCES CORP             *W EXP 08/31/200 685564130        168         212,055 SH           Sole        N/A        Sole
PMI GROUP INC                     COM              69344M101         16             600 SH           Sole        N/A        Sole
PARK PL ENTMT CORP                COM              700690100    274,285      34,501,200 SH           Sole        N/A       Shared
QUANEX CORP                       COM              747620102      4,598         132,500 SH           Sole        N/A        Sole
QWEST COMMUNICATIONS INTL IN      COM              749121109    110,944      48,659,700 SH           Sole        N/A       Shared
REDWOOD TR INC                    COM              758075402     80,075       2,929,916 SH           Sole        N/A       Shared
REDWOOD TR INC                    PFD CV B%9.74    758075600      3,696         114,600 PRN          Sole        N/A        Sole
RURAL CELLULAR CORP               CL A             781904107        309         358,900 SH           Sole        N/A        Sole
SAFEWAY INC                       COM NEW          786514208    164,260       7,365,900 SH           Sole        N/A       Shared
SIX FLAGS INC                     COM              83001P109     40,081      11,386,700 SH           Sole        N/A       Shared
SPRINT CORP                       COM FON GROUP    852061100     27,269       2,990,000 SH           Sole        N/A       Shared
TELEPHONE & DATA SYS INC          COM              879433100    136,780       2,711,200 SH           Sole        N/A       Shared
US BANCORP DEL                    COM NEW          902973304    144,112       7,756,291 SH           Sole        N/A       Shared
UNITED STATES CELLULAR CORP       COM              911684108      4,413         149,200 SH           Sole        N/A        Sole
VALASSIS COMMUNICATIONS INC       COM              918866104     36,041       1,027,700 SH           Sole        N/A        Sole
VORNADO RLTY TR                   SH BEN INT       929042109     64,974       1,647,000 SH           Sole        N/A        Sole
WASHINGTON MUT INC                COM              939322103    289,114       9,186,981 SH           Sole        N/A       Shared
WASHINGTON POST CO                CL B             939640108    197,945         305,000 SH           Sole        N/A        Sole
WASTE MGMT INC DEL                COM              94106L109     20,829         893,200 SH           Sole        N/A        Sole
WELLS FARGO & CO NEW              COM              949746101      7,713         160,160 SH           Sole        N/A        Sole
WESTAR ENERGY INC                 COM              95709T100     66,176       6,578,100 SH           Sole        N/A        Sole
WESTERN WIRELESS CORP             CL A             95988E204      7,583       2,808,700 SH           Sole        N/A        Sole
                                                               ------------------------
                                72                            4,619,146     398,475,895

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